RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / kr item company customer T	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Carrying value	$ 1,865,290	$ 1,960,938	$ 1,748,434
Bunkers (Fuel and oil consumed) as a percentage of total voyage costs	61.30%	56.40%	62.30%
Total exposure to bunker risk (mass) | T	398,021
Number of P&I clubs | item	2
Aggregate insured value of hull and machinery and interest for TORM's owned vessels	$ 2,800,000	$ 2,100,000	$ 1,900,000
Number of major customers | customer	1	1	1
Percentage of entity's revenue	12.00%	15.00%
Average percentage of demurrage	98.60%	97.00%	96.90%
Demurrage as percentage of total revenues	14.00%	18.00%	17.30%
Percentage of forward freight agreements (FFAs) and fuel swaps	100.00%	100.00%	100.00%
Percentage of administrative expenses denominated in currencies other than USD	81.40%	86.00%	80.90%
Percentage of operating expenses denominated in currencies other than USD	19.80%	21.30%	23.80%
Estimated administrative and operating expenses in currencies other than reporting currency in next fiscal year	$ 406,700
Number of banks with which entity has loans | item	11
Cash and cash equivalents incl. restricted cash	$ 323,803	$ 171,733	$ 135,564
Lease liabilities	5,000	$ 5,600	$ 8,300
Fixed interest rate
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Lease liabilities	$ 916,000
Cash flow hedges
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Percentage of bunker consumption hedged	15.20%	42.10%	14.60%
Percentage of estimated bunker requirements in next fiscal year hedged as of the reporting date	0.00%	4.10%	15.60%
Percentage of estimated administrative and operating expenses in next fiscal year currently hedged	68.90%	70.30%	66.10%
Percentage of debt hedged with interest rate swaps	94.60%	84.90%	67.60%
Cash flow hedges | Interest rate swaps
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Hedged item, liabilities	$ 689,500
Nominal amount of hedging instrument	624,000
Cash flow hedges | Later than six months | Interest rate swaps
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Percentage of debt	93.30%
Percentage of hedging instrument	90.80%
Cash flow hedges | Fixed interest rate
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Lease liabilities	$ 687,000
Vessels
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Carrying value	1,856,000	$ 1,937,800	$ 1,722,500
Market value of fleet (excluding undelivered new buildings)	$ 2,650,300	1,869,500	$ 1,475,800
Currency risk | Cash flow hedges
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Average hedge USD/DKK | $ / kr	6.93
Bottom of range
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Number of companies to diversify risk | company	14
Percentage of entity's revenue			10.00%
Top of range
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Number of companies to diversify risk | company	16
Credit facility
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Undrawn and committed credit facilities	$ 92,600	$ 38,000	$ 132,000
Right-of-use lease liabilities | Interest rate risk | Cash flow hedges
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Borrowings, interest rate	1.37%